INCOME TAXES - Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 22,113	$ 25,595	$ 17,195
Deferred tax expense (benefit)
Total deferred income tax expense (benefit)	1,951	(6,474)	(885)
Income tax expense (benefit)	24,064	19,121	16,310
Foreign Tax Authority | U.S.
Deferred tax expense (benefit)
Derecognition (recognition) of deferred tax assets	396	(153)	(701)
Temporary differences	(83)	(6,605)	3,988
Foreign Tax Authority | Other Jurisdictions
Deferred tax expense (benefit)
Temporary differences	(474)	270	(946)
Canadian Tax Authority
Deferred tax expense (benefit)
Derecognition (recognition) of deferred tax assets	0	0	(22)
Temporary differences	4,999	1,674	(5,678)
Canadian deferred tax assets (recognized) not recognized	$ (2,887)	$ (1,660)	$ 2,474